Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Total	$ 28,001.0	$ 677.0	$ 152.0	$ 2,138.0	$ 30,967.0
ALGERIA | Sonatrach [Member]
Total	161.1			281.1	442.2
ANGOLA | BNA - Banco Nacional de Angola [Member]
Total	403.9				403.9
ANGOLA | Kemneren i Stavanger [Member]
Total	27.0				27.0
ANGOLA | Sonangol EP [Member]
Total				1,104.4	1,104.4
ARGENTINA | Provincia del Neuquen - Administración [Member]
Total		25.0			25.0
ARGENTINA | AFIP Administracion Federal de Ingresos [Member]
Total			6.5		6.5
AZERBAIJAN | Kemneren i Stavanger [Member]
Total	23.6				23.6
AZERBAIJAN | Azerbaijan Main Tax Office [Member]
Total	46.9				46.9
AZERBAIJAN | BP Exploration (Caspian Sea) Ltd. [Member]
Total	2.7				2.7
AZERBAIJAN | SOCAR - The State Oil Company of the Azerbaijan Republic [Member]
Total				484.7	484.7
BRAZIL | Belastingdienst CBA [Member]
Total	0.2				0.2
BRAZIL | Ministerio da Fazenda - Royalties [Member]
Total		204.8			204.8
BRAZIL | Ministerio da Fazenda - PE [Member]
Total			61.6		61.6
BRAZIL | Ministerio da Fazenda - IR [Member]
Total	0.6				0.6
BRAZIL | Agência Nacional de Petróleo, Gás Natural e Biocombustíveis [Member]
Total			3.2		3.2
CANADA | Government of Canada [Member]
Total		29.0			29.0
CANADA | Government of Newfoundland and Labrador [Member]
Total		27.8			27.8
CANADA | Canada Development investment Corp. [Member]
Total		8.4			8.4
CANADA | Canada-Newfoundland and Labrador Offshore Petr. Board [Member]
Total			0.9		0.9
CANADA | Government of Alberta [Member]
Total	(0.3)				(0.3)
CANADA | Receiver General Of Canada [Member]
Total	(1.7)		1.5		(0.1)
INDIA | Kemneren i Stavanger [Member]
Total	0.9				0.9
LIBYA | Kemneren i Stavanger [Member]
Total	1.9				1.9
LIBYA | Tax Department Libya [Member]
Total	86.7			92.0	178.7
NETHERLANDS | Belastingdienst [Member]
Total	26.0				26.0
NIGERIA | Nigerian National Petroleum Corporation [Member]
Total	124.2			$ 176.0	300.2
NIGERIA | Niger Delta Development Commission [Member]
Total			9.1		9.1
NIGERIA | The Federal Inland Revenue Service [Member]
Total	17.3				17.3
NIGERIA | Central Bank of Nigeria Education Tax [Member]
Total		70.7			70.7
NORWAY | Kemneren i Stavanger [Member]
Total	46.8				46.8
NORWAY | Oljedirektoratet [Member]
Total			59.7		59.7
NORWAY | Skatteetaten [Member]
Total	26,887.8				26,887.8
NORWAY | SDØE v/Petoro AS [Member]
Total		26.3			26.3
RUSSIAN FEDERATION | Kemneren i Stavanger [Member]
Total	10.5				10.5
RUSSIAN FEDERATION | UFK MF RF (N47) [Member]
Total	0.2				0.2
TANZANIA, UNITED REPUBLIC OF | Kemneren i Stavanger [Member]
Total	0.3				0.3
UNITED KINGDOM | Oil And Gas Authority [Member]
Total			4.5		4.5
UNITED KINGDOM | HM Revenue & Customs [Member]
Total	25.2				25.2
UNITED STATES | State of Ohio Department of Taxation [Member]
Total	1.4				1.4
UNITED STATES | State of West Virginia [Member]
Total	14.5				14.5
UNITED STATES | Illinois Department of Revenue [Member]
Total	(2.4)				(2.4)
UNITED STATES | Pennsylvania Dept. of Revenue [Member]
Total	45.9				45.9
UNITED STATES | Missouri Department of Revenue [Member]
Total	0.4				0.4
UNITED STATES | NYC Department of Finance [Member]
Total	0.3				0.3
UNITED STATES | Montana Department of Revenue [Member]
Total	0.1				0.1
UNITED STATES | Internal Revenue Service [Member]
Total	46.2				46.2
UNITED STATES | Texas Comptroller of Public Accounts [Member]
Total	1.8				1.8
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 284.7	$ 4.8		289.5
VENEZUELA | Kemneren i Stavanger [Member]
Total	$ 0.2				$ 0.2